Segment information (Details 2) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Revenue Reconciling Item
Sales and revenues	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 7,898	$ 7,298	$ 7,975	$ 9,225	$ 42,588	$ 32,396	$ 51,324
Machinery and Power Systems | Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									37,776	27,753	45,645
Financial Products | Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,946	3,139	3,561
Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									40,722	30,892	49,206
Machinery and Power Systems | All other operating segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,156	1,791	2,459
All other operating segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,156	1,791	2,459
Machinery and Power Systems | Other,
Segment Reporting Revenue Reconciling Item
Sales and revenues									(65)	(4)	(60)
Financial Products | Other,
Segment Reporting Revenue Reconciling Item
Sales and revenues									40	29	27
Other,
Segment Reporting Revenue Reconciling Item
Sales and revenues									(290)	(287)	(341)
Other, | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									(265)	(312)	(308)
Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									39,867	29,540	48,044
Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,986	3,168	3,588
Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									$ (265)	$ (312)	$ (308)